Business combinations (Tables)	12 Months Ended
Dec. 31, 2025
PAO Bank [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of Details of the purchase consideration, the net assets acquired and goodwill
Details of the purchase consideration, the net assets acquired and goodwill are as follows:

RMB’000
Purchase consideration
Cash paid	845,998
The assets and liabilities recognized as a result of the acquisition are as follows:

Fair value
RMB’000
Cash at bank	366,527
Financial assets at fair value through other comprehensive income	432,773
Accounts and other receivables and contract assets	5,796
Loans to customers	2,120,280
Property and equipment	2,535
Intangible assets	143,729
Right-of-use assets	5,494
Other assets	1,414
Customer deposits	(2,410,836)
Accounts and other payables and contract liabilities	(53,309)
Other liabilities	(11,980)
Lease liabilities	(8,781)
Net deferred tax liability	(6,236)

Net identifiable assets acquired	587,406
Goodwill	258,592

Purchase consideration transferred	845,998

Heilongjiang Microfinance [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of Details of the purchase consideration, the net assets acquired and goodwill
Details of the purchase consideration, the net assets acquired and goodwill are as follows:

RMB’000
Purchase consideration
Cash paid	70,000
The assets and liabilities recognized as a result of the acquisition are as follows:

Fair value
RMB’000
Cash at bank	41,419
Accounts and other receivables and contract assets	13
Intangible assets	28,306
Other liabilities	262

Net identifiable assets acquired	70,000

Goodwill	—
Gain recognized as a bargain purchase	—

Purchase consideration transferred	70,000